UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Security Lending
Cash Central Fund

February 28, 2005

CSL-QTLY-0405

1.814100.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 17.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 8.6%
Agency Coupons - 7.9%
3/6/05	2.31% (a)	$ 115,000,000	$ 114,964,563
3/24/05	2.46 (a)	50,000,000	49,999,683
3/29/05	1.40	50,000,000	50,000,000
4/28/05	1.33	100,000,000	100,000,000
5/3/05	1.40	47,000,000	47,000,000
5/4/05	1.54	65,000,000	65,000,000
5/13/05	1.59	50,000,000	50,000,000
5/22/05	2.75 (a)	100,000,000	99,923,249
			576,887,495
Discount Notes - 0.7%
3/2/05	1.97	51,000,000	50,997,238
			627,884,733
Federal Home Loan Bank - 8.0%
Agency Coupons - 8.0%
3/13/05	2.32 (a)	76,000,000	75,922,516
3/15/05	2.41 (a)	57,000,000	56,999,555
3/21/05	2.45 (a)	40,000,000	39,999,559
3/28/05	2.71	100,000,000	99,923,696
4/15/05	1.35	60,000,000	60,000,000
5/10/05	2.66 (a)	50,000,000	49,961,291
5/26/05	2.77 (a)	200,000,000	199,946,157
			582,752,774
Freddie Mac - 0.7%
Discount Notes - 0.7%
3/8/05	2.00	50,000,000	49,980,750
TOTAL FEDERAL AGENCIES			1,260,618,257
Repurchase Agreements - 82.8%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 2/28/05 due 3/1/05 At:
2.64% (b)	$ 5,420,397,947	5,420,000,000
2.65% (b)	279,251,555	279,231,000
Repurchase Agreements - continued
	Maturity Amount	Value
With Goldman Sachs & Co. At:
2.6%, dated 2/3/05 due 3/23/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $424,400,108, 0% - 5.5%, 10/25/19 - 10/25/43)	$ 260,901,333	$ 260,000,000
2.73%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $107,342,016, 4.21% - 6%, 11/17/27 - 2/25/35)	90,006,813	90,000,000
TOTAL REPURCHASE AGREEMENTS		6,049,231,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,309,849,257)		7,309,849,257
NET OTHER ASSETS - (0.1)%		(4,932,101)
NET ASSETS - 100%		$ 7,304,917,156
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$5,420,000,000 due 3/1/05 at 2.64%
Banc of America Securities LLC.	$ 1,206,396,870
Bank of America, National Association	421,887,673
Barclays Capital Inc.	1,160,191,100
Countrywide Securities Corporation	94,924,726
Repurchase Agreement/ Counterparty	Value
Deutsche Bank Securities Inc.	$ 52,735,959
Goldman, Sachs & Co.	105,471,918
Morgan Stanley & Co. Incorporated.	901,784,900
UBS Securities LLC	1,476,606,854
$ 5,420,000,000

$279,231,000 due 3/1/05 at 2.65%
Banc of America Securities LLC.	$ 72,842,870
Credit Suisse First Boston LLC	145,685,739
Morgan Stanley & Co. Incorporated.	60,702,391
$ 279,231,000
Income Tax Information
At February 28, 2005, the aggregate cost of investment securities for federal income tax purposes was $7,309,849,257.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

February 28, 2005

MCC-QTLY-0405

1.814089.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value
Alabama - 1.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 E, 1.83%, VRDN (a)	$ 21,600,000	$ 21,600,000
1.86%, VRDN (a)(b)	3,600,000	3,600,000
Jefferson County Ltd. Oblig. School Warrants Series B, 1.9% (AMBAC Insured), VRDN (a)	2,500,000	2,500,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.89%, VRDN (a)(b)	4,000,000	4,000,000
(Newark Group Ind. Proj.) 1.93%, LOC Wachovia Bank NA, VRDN (a)(b)	5,365,000	5,365,000
		37,065,000
Arizona - 2.0%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.83%, LOC KBC Bank NV, VRDN (a)(b)	25,850,000	25,850,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.92% tender 3/1/05, CP mode (b)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.97%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
(San Angelin Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(b)	4,400,000	4,400,000
(San Remo Apts. Proj.) 1.89%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,065,000	2,065,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.94%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,250,000	2,250,000
		43,065,325
Arkansas - 0.6%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 1.99%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 01 708, 1.96% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 7,710,000	$ 7,710,000
Series ROC II R121, 1.94% (Liquidity Facility Citibank NA) (a)(b)(c)	4,280,000	4,280,000
		12,990,000
California - 12.0%
California Home Mtg. Fin. Auth. Homebuyers Fund Single Family Participating VRDN Series ROC II R321, 1.93% (Liquidity Facility Citibank NA) (a)(b)(c)	13,700,000	13,700,000
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	9,270,000	9,270,000
Series PT 998, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,100,000	3,100,000
Series 2001 E, 1.91%, LOC Fannie Mae, VRDN (a)(b)	52,700,000	52,700,000
Series 2001 U, 1.9% (MBIA Insured), VRDN (a)(b)	5,465,000	5,465,000
Series 2002 B, 1.83% (FSA Insured), VRDN (a)(b)	6,670,000	6,670,000
Series 2002 J, 1.9% (MBIA Insured), VRDN (a)(b)	66,915,000	66,915,000
Series 2002 U, 1.9% (FSA Insured), VRDN (a)(b)	37,265,000	37,265,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 1.83%, LOC JPMorgan Chase Bank, VRDN (a)(b)	19,600,000	19,600,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 1.91%, LOC Union Bank of California, VRDN (a)(b)	13,600,000	13,600,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Wilshire Station Apts. Proj.) 1.8%, LOC Fleet Bank NA, VRDN (a)(b)	14,300,000	14,300,000
Los Angeles Dept. Arpts. Rev. Series 2003 A, 1.83%, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,700,000	9,700,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 2.14%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
Los Angeles Unified School District Participating VRDN Series PT 1854, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	580,000	580,000
		254,290,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,000,000	$ 1,000,000
Colorado Hsg. & Fin. Auth.:
Series 2002 A3, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	6,460,000	6,460,000
Series 2003 A2 Class I, 1.94% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	3,700,000	3,700,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 1.92%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 1.85% (Liquidity Facility Societe Generale) (a)(c)	4,400,000	4,400,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PT 688, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,500,000	1,500,000
Series 2000 B, 1.93% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series MS 997, 1.96% (Liquidity Facility Morgan Stanley) (a)(c)	6,035,000	6,035,000
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 1.94% (AMBAC Insured), VRDN (a)	1,000,000	1,000,000
		37,830,000
Connecticut - 0.5%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 37, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,000,000	10,000,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 2.05%, VRDN (a)(b)	8,000,000	8,000,000
Series 1993 C, 2.06%, VRDN (a)	700,000	700,000
Series 1999 B, 2.1%, VRDN (a)(b)	1,100,000	1,100,000
		9,800,000
District of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,130,000	3,130,000
Municipal Securities - continued
	Principal Amount	Value
District of Columbia - continued
Metropolitan Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 1.87% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	$ 11,060,000	$ 11,060,000
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating VRDN Series Putters 404, 1.93% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,700,000	1,700,000
		15,890,000
Florida - 4.1%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.88%, VRDN (a)	6,235,000	6,235,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 2.01% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,385,000	1,385,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.85% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,300,000	2,300,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.88%, VRDN (a)	5,100,000	5,100,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1995 A, 1.84%, VRDN (a)	1,100,000	1,100,000
Series 1997 B, 1.84%, VRDN (a)	2,800,000	2,800,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.92%, LOC Suntrust Bank, VRDN (a)(b)	2,500,000	2,500,000
Miami-Dade County Aviation Rev. Participating VRDN Series LB 04 L72J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	13,775,000	13,775,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,590,000	2,590,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 2355, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,405,000	4,405,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.84%, VRDN (a)(b)	38,235,000	38,235,000
Tampa Bay Wtr. Util. Sys. Rev. 1.92%, LOC Bank of America NA, VRDN (a)(b)	6,900,000	6,900,000
		87,325,000
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 1.8%, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Atlanta Arpt. Rev. Participating VRDN:
Series PT 2503, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,190,000	$ 5,190,000
Series PT 901, 1.95% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	6,175,000	6,175,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.94%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 1.93%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	2,900,000	2,900,000
Series 2000 C, 1.93%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	3,700,000	3,700,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 2.01%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,310,000	1,310,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series EGL 720050005 Class A, 1.9% (Liquidity Facility Citibank NA) (a)(c)	1,650,000	1,650,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.92%, LOC Bank of America NA, VRDN (a)(b)	5,900,000	5,900,000
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.84%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 1.92%, LOC Suntrust Bank, VRDN (a)(b)	2,000,000	2,000,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.92%, LOC Suntrust Bank, VRDN (a)(b)	2,490,000	2,490,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 1.96%, LOC Wachovia Bank NA, VRDN (a)(b)	4,695,000	4,695,000
Winder-Barrow County Joint Dev. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 1.86%, LOC Suntrust Bank, VRDN (a)(b)	8,000,000	8,000,000
		60,160,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PT 2310, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,330,000	1,330,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	559,000	559,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - 11.0%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.99%, LOC Fannie Mae, VRDN (a)(b)	$ 1,415,000	$ 1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 2.01% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 1.83% (MBIA Insured), VRDN (a)(b)	58,100,000	58,100,000
Series 1998 B, 1.83% (MBIA Insured), VRDN (a)(b)	72,500,000	72,500,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,000,000	2,000,000
Series MT 53, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,300,000	2,300,000
Series MT 59, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,150,000	6,150,000
Series Putters 653Z, 1.93% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,195,000	4,195,000
Series ROC II R239, 1.94% (Liquidity Facility Citibank NA) (a)(b)(c)	5,200,000	5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 1.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,120,000	2,120,000
Illinois Gen. Oblig. Series 2003 B, 1.89% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	61,900,000	61,900,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1996 A, 1.92%, LOC Bank of America NA, VRDN (a)(b)	4,400,000	4,400,000
Lake County Cmnty. High School District Participating VRDN Series Stars 92, 1.9% (Liquidity Facility BNP Paribas SA) (a)(c)	2,510,000	2,510,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 1.87%, LOC Bank of New York, New York, VRDN (a)(b)	7,650,000	7,650,000
		232,890,000
Indiana - 1.3%
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.86%, LOC Suntrust Bank, VRDN (a)(b)	3,800,000	3,800,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.86%, LOC Suntrust Bank, VRDN (a)(b)	4,250,000	4,250,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,360,000	7,360,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 1.95% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	4,585,000	4,585,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN: - continued
Series PT 731, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 2,600,000	$ 2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 2.06%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	540,000	540,000
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) 1.87%, VRDN (a)(b)	5,000,000	5,000,000
		28,135,000
Iowa - 0.1%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.97%, LOC Bank of America NA, VRDN (a)(b)	1,300,000	1,300,000
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 1.94%, LOC Bank of America NA, VRDN (a)(b)	5,600,000	5,600,000
Kentucky - 3.5%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.92%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.95% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.92%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 741, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,715,000	5,715,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 1.84% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	21,500,000	21,500,000
Series B, 1.83% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	30,600,000	30,600,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,695,000	1,695,000
		75,125,000
Louisiana - 8.6%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.87%, LOC BNP Paribas SA, VRDN (a)(b)	17,300,000	17,300,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.): - continued
1.87%, LOC BNP Paribas SA, VRDN (a)(b)	$ 40,700,000	$ 40,700,000
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 1.94% (Liquidity Facility Morgan Stanley) (a)(b)(c)	10,300,000	10,300,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,750,000	3,750,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 1.87%, VRDN (a)(b)	12,800,000	12,800,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.87%, VRDN (a)(b)	26,300,000	26,300,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 1.86%, VRDN (a)(b)	40,000,000	40,000,000
Series 1993, 1.87%, VRDN (a)(b)	7,450,000	7,450,000
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 1.89%, LOC Wachovia Bank NA, VRDN (a)(b)	12,600,000	12,600,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.97%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 1.97%, VRDN (a)(b)	10,200,000	10,200,000
Series 1995, 1.97%, VRDN (a)(b)	1,050,000	1,050,000
		183,450,000
Maine - 0.3%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 12, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,335,000	3,335,000
Series PT 2487, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,830,000	2,830,000
		6,165,000
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 1.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Michigan - 0.9%
Detroit City School District Participating VRDN Series AAB 04 39, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	4,900,000	4,900,000
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,450,000	2,450,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Mans Proj.) Series 1998, 2.02%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 600,000	$ 600,000
(Orchestra Place Renewal Proj.) Series 2000, 2.03%, LOC ABN-AMRO Bank NV, VRDN (a)	9,200,000	9,200,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 2.5%, VRDN (a)	1,100,000	1,100,000
Saline Area Schools 1.85% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	1,400,000	1,400,000
		19,650,000
Minnesota - 0.3%
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.92%, LOC Lasalle Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 2.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,050,000	5,050,000
		6,400,000
Mississippi - 2.2%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.87%, VRDN (a)(b)	17,350,000	17,350,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.81%, VRDN (a)	1,410,000	1,410,000
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 1.92%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,700,000	4,700,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series MS 989, 1.96% (Liquidity Facility Morgan Stanley) (a)(b)(c)	23,455,000	23,455,000
		46,915,000
Missouri - 1.2%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	15,000,000	15,000,000
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Merlots B38, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,350,000	9,350,000
		24,350,000
Montana - 0.2%
Montana Board of Hsg. Participating VRDN Series Putters 348, 1.93% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)(c)	4,445,000	4,445,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 2.3%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.92%, LOC Bank of America NA, VRDN (a)(b)	$ 1,500,000	$ 1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	955,000	955,000
Series 2000 F, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	6,980,000	6,980,000
Series 2001 B, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	9,065,000	9,065,000
Series 2001 C, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,235,000	2,235,000
Series 2002 B, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,065,000	3,065,000
Series 2002 C, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,805,000	2,805,000
Series 2002 F, 1.94% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	610,000	610,000
Sarpy County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Health Sys.-Trinity Village Proj.) Series 2000 B, 1.82%, LOC Lasalle Bank NA, VRDN (a)	2,175,000	2,175,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.86%, LOC Wachovia Bank NA, VRDN (a)(b)	20,000,000	20,000,000
		49,390,000
Nevada - 1.1%
Clark County Arpt. Rev. Participating VRDN Series Putters 498, 1.93% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)(c)	5,295,000	5,295,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 1.92%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	3,750,000	3,750,000
Nevada Hsg. Division Series 2002 A, 1.89%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	6,300,000	6,300,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.85% (Liquidity Facility Societe Generale) (a)(c)	1,500,000	1,500,000
		23,035,000
New Hampshire - 0.6%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.97% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	6,893,586	6,893,586
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 1.96%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 4,165,000	$ 4,165,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,200,000	1,200,000
		12,258,586
New Jersey - 0.8%
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series PT 1916, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,905,000	7,905,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series PA 1253, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,110,000	9,110,000
		17,015,000
New Mexico - 0.4%
New Mexico Mtg. Fin. Auth. Participating VRDN Series PT 739, 1.95% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	2,785,000	2,785,000
New Mexico Single Family Hsg. Rev. Participating VRDN Series RF 00 B2, 2.01% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	6,435,000	6,435,000
		9,220,000
New York - 0.8%
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.93% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,900,000	4,900,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series B, 1.82%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	13,000,000	13,000,000
		17,900,000
Non State Specific - 1.2%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series 2004 11, 2.01% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,300,000	4,300,000
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,206,380	4,206,380
Series 2003 10, 2.06% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	10,800,000	10,800,000
Municipal Securities - continued
	Principal Amount	Value
Non State Specific - continued
Clipper Tax-Exempt Trust Participating VRDN: - continued
Series 2003 13, 1.98% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 1,800,000	$ 1,800,000
Series 2003 3, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,400,000	3,400,000
		24,506,380
North Carolina - 1.9%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.99%, LOC Nat'l. City Bank, VRDN (a)(b)	1,225,000	1,225,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.92%, LOC Suntrust Bank, VRDN (a)(b)	6,775,000	6,775,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.99%, VRDN (a)(b)	18,800,000	18,800,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Services, Inc. Proj.) 1.86%, LOC Suntrust Bank, VRDN (a)(b)	5,000,000	5,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,975,000	3,975,000
Series Merlots 00 A37, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,235,000	2,235,000
Series Merlots A70, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,940,000	1,940,000
		39,950,000
North Dakota - 0.0%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.92%, LOC Wells Fargo Bank NA, Minnesota, VRDN (a)(b)	600,000	600,000
Ohio - 1.6%
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Sub Series B3, 1.85%, VRDN (a)	7,600,000	7,600,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 1.94%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	1,900,000	1,900,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1.83%, LOC Cr. Lyonnais SA, VRDN (a)(b)	12,100,000	12,100,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.98% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,875,000	1,875,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN: - continued
Series PT 582, 1.94% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	$ 3,985,000	$ 3,985,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 1.83%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,800,000	6,800,000
		34,260,000
Oklahoma - 0.8%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series PT 167, 1.95% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	910,000	910,000
Oklahoma Student Ln. Auth. Rev. Series 2003 A2, 1.92% (MBIA Insured), VRDN (a)(b)	14,300,000	14,300,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.96% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,400,000	2,400,000
		17,610,000
Oregon - 0.2%
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 1.92%, LOC Bank of America NA, VRDN (a)(b)	5,050,000	5,050,000
Pennsylvania - 2.2%
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 1.95%, VRDN (a)	5,600,000	5,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 2.05%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,100,000	9,100,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 1.94%, VRDN (a)(b)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 1.91% (FSA Insured), VRDN (a)(b)	6,100,000	6,100,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 930, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	800,000	800,000
Series PT 890, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,240,000	4,240,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,300,000	$ 3,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.93%, LOC Dexia Cr. Local de France, VRDN (a)(b)	11,900,000	11,900,000
		45,740,000
South Carolina - 2.5%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 1.87%, VRDN (a)(b)	8,700,000	8,700,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.93%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.99%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.92%, LOC Suntrust Bank, VRDN (a)(b)	5,555,000	5,555,000
(Cedarwoods Apts. Proj.) 1.92%, LOC Suntrust Bank, VRDN (a)(b)	5,620,000	5,620,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Mohawk Ind., Inc. Proj.) Series 1997 A, 1.93%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
(Turnils North America Proj.) Series 1999, 1.91%, LOC Wachovia Bank NA, VRDN (a)(b)	1,565,000	1,565,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.94% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
		53,940,000
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 2.01% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,380,000	3,380,000
Series LB 04 L67 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,600,000	3,600,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN Series PT 889, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,600,000	3,600,000
		10,580,000
Tennessee - 1.7%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,300,000	4,300,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.55%, VRDN (a)(b)	$ 5,700,000	$ 5,700,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2000 IV E3, 1.84% (AMBAC Insured), VRDN (a)	5,665,000	5,665,000
Series 2001 III A, 1.88% (AMBAC Insured), VRDN (a)(b)	10,470,000	10,470,000
Series IV A4, 1.84% (FSA Insured), VRDN (a)	6,055,000	6,055,000
		35,190,000
Texas - 17.1%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,000,000	2,000,000
Bexar Co. Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 1.91%, LOC Wachovia Bank NA, VRDN (a)(b)	6,750,000	6,750,000
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series MT 76, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,400,000	5,400,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) 1.9%, LOC Wachovia Bank NA, VRDN (a)(b)	8,700,000	8,700,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,600,000	8,600,000
Series 2002 A:
1.87%, LOC Bank of America NA, VRDN (a)(b)	8,300,000	8,300,000
1.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B, 1.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	19,600,000	19,600,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 1.91%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
1.91%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 1.92%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(b)	17,000,000	17,000,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series PT 738, 1.95% (Liquidity Facility Danske Bank AS) (a)(b)(c)	3,910,000	3,910,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN: - continued
Series Putters 351, 1.93% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	$ 2,500,000	$ 2,500,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.85% (Liquidity Facility Societe Generale) (a)(c)	8,930,000	8,930,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.87%, VRDN (a)(b)	9,300,000	9,300,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 1.87%, LOC BNP Paribas SA, VRDN (a)(b)	7,700,000	7,700,000
1.86%, LOC WestLB AG, VRDN (a)(b)	11,400,000	11,400,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 1.87%, VRDN (a)(b)	9,200,000	9,200,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	36,300,000	36,300,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1998, 1.87%, VRDN (a)(b)	8,500,000	8,500,000
Series 2001, 1.87%, VRDN (a)(b)	3,725,000	3,725,000
(BP Amoco Chemical Co. Proj.) 1.87%, VRDN (a)(b)	18,800,000	18,800,000
(BP Prods. North America, Inc. Proj.) 1.87%, VRDN (a)(b)	17,600,000	17,600,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.87%, VRDN (a)(b)	7,600,000	7,600,000
Series 1994, 1.87%, VRDN (a)(b)	9,600,000	9,600,000
Harris County Gen. Oblig.:
Participating VRDN Series Putters 691, 1.9% (Liquidity Facility Dresdner Bank AG) (a)(c)	11,470,000	11,470,000
Participating VRDN Series SG 04 P19, 2.01% (Liquidity Facility Societe Generale) (a)(c)	1,625,000	1,625,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) 1.8%, VRDN (a)	4,500,000	4,500,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose Aldine Bender Apt. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(b)	6,170,000	6,170,000
Houston Arpt. Sys. Rev. Participating VRDN Series MS 845, 1.91% (Liquidity Facility Morgan Stanley) (a)(c)	3,010,000	3,010,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,285,000	2,285,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Judson Independent School District Participating VRDN Series Putters 662, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 5,300,000	$ 5,300,000
Klein Independent School District Participating VRDN Series Merlots 05 C2, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,170,000	4,170,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 1.81%, VRDN (a)	5,650,000	5,650,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 1.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 2%, VRDN (a)(b)	2,895,000	2,895,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,000,000	5,000,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. (Pinnacle Apts. Proj.) 1.91%, LOC Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,900,000	4,900,000
Series LB 04 L62J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500,000	4,500,000
Series LB 04 L66, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,700,000	2,700,000
(Veterans Hsg. Assistance Prog.) Series A, 1.94% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	3,580,000	3,580,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 1.91%, LOC Fannie Mae, VRDN (a)(b)	6,700,000	6,700,000
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 1.9% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.87%, VRDN (a)(b)	19,000,000	19,000,000
		362,670,000
Virginia - 0.1%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 6.7%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 2,400,000	$ 2,400,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 2.16%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,100,000	1,100,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 1.87%, VRDN (a)(b)	19,600,000	19,600,000
(BP West Coast Products LLC Proj.) 1.87% (BP PLC Guaranteed), VRDN (a)(b)	13,000,000	13,000,000
Port of Seattle Rev. Participating VRDN:
Series PT 1780, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,635,000	8,635,000
Series PT 2171, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,115,000	3,115,000
Series ROC II R329, 1.94% (Liquidity Facility Citibank NA) (a)(b)(c)	1,000,000	1,000,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 1.9% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 1.85% (Liquidity Facility Societe Generale) (a)(c)	14,955,000	14,955,000
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.89%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 1.9%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 1.92%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Participating VRDN:
Series PT 636, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,480,000	7,480,000
Series PT 715, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,600,000	2,600,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 1.85%, LOC Bank of America NA, VRDN (a)(b)	14,000,000	14,000,000
(Seaport Landing Retirement Proj.) Series A, 1.85%, LOC Bank of America NA, VRDN (a)(b)	11,880,000	11,880,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Silver Creek Apts. Proj.) Series A, 1.91%, LOC Fannie Mae, VRDN (a)(b)	$ 4,100,000	$ 4,100,000
(Silver Creek Retirement Proj.) Series A, 1.85%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	5,100,000	5,100,000
		143,110,000
West Virginia - 0.5%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co. Proj.) Series E, 1.82%, LOC Royal Bank of Scotland PLC, VRDN (a)	1,600,000	1,600,000
West Virginia Gen. Oblig. Participating VRDN Series MSTC 00 12, 1.91% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,000,000	6,000,000
West Virginia Univ. Revs. Participating VRDN Series ROC II R4067, 1.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,350,000	2,350,000
		9,950,000
Wisconsin - 0.1%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,124,504,291)		2,124,504,291
NET OTHER ASSETS - (0.1)%		(1,341,657)
NET ASSETS - 100%		$ 2,123,162,634
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $2,124,504,291.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

February 28, 2005

TCC-QTLY-0405

1.814095.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 21.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 14.1%
Agency Coupons - 9.2%
3/6/05	2.31% (a)	$ 300,000,000	$ 299,907,554
3/7/05	2.48 (a)	325,000,000	324,808,028
3/24/05	2.46 (a)	300,000,000	299,998,099
3/29/05	2.56 (a)	270,500,000	270,367,697
3/29/05	1.40	230,000,000	230,000,000
4/28/05	1.33	314,000,000	314,000,000
5/3/05	1.40	140,000,000	140,000,000
5/4/05	1.54	210,000,000	210,000,000
5/13/05	1.59	144,000,000	144,000,000
5/22/05	2.75 (a)	360,000,000	359,723,695
			2,592,805,073
Discount Notes - 4.9%
3/2/05	1.97	252,945,000	252,931,299
3/9/05	2.00	150,000,000	149,934,000
3/16/05	2.01	439,429,000	439,064,640
4/6/05	2.15	275,000,000	274,414,250
4/20/05	2.44	250,285,000	249,443,764
			1,365,787,953
			3,958,593,026
Federal Home Loan Bank - 6.9%
Agency Coupons - 6.9%
3/13/05	2.32 (a)	375,000,000	374,617,680
3/15/05	2.41 (a)	299,000,000	298,997,618
3/21/05	2.45 (a)	225,000,000	224,997,521
3/28/05	2.71	38,500,000	38,470,623
4/15/05	1.35	220,000,000	220,000,000
5/10/05	2.66 (a)	250,000,000	249,806,457
5/26/05	2.77 (a)	515,000,000	514,861,355
			1,921,751,254
Freddie Mac - 0.3%
Discount Notes - 0.3%
3/8/05	2.00	79,461,000	79,430,408
TOTAL FEDERAL AGENCIES			5,959,774,688
Time Deposits - 8.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Dexia Bank SA
3/1/05	2.61%	$ 600,000,000	$ 600,000,000
3/1/05	2.61	400,000,000	400,000,000
RaboBank Nederland Coop. Central
3/1/05	2.61	700,000,000	700,000,000
3/1/05	2.61	600,000,000	600,000,000
TOTAL TIME DEPOSITS			2,300,000,000
Repurchase Agreements - 70.6%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 2/28/05 due 3/1/05 At:
2.64% (b)	$ 14,356,822,028	14,355,768,000
2.65% (b)	27,110,996	27,109,000
2.65% (b)	77,178,681	77,173,000
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 2/28/05 due 3/1/05 At:
2.58% (b)	3,530,053,537	3,529,801,000
2.59% (b)	226,734,324	226,718,000
With:
Banc of America Securities LLC At 2.68%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $4,204,448,412, 0% - 10%, 4/10/07 - 9/20/44)	709,052,781	709,000,000
Goldman Sachs & Co. At:
2.6%, dated 2/3/05 due 3/23/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $588,349,723, 2.88% - 6%, 1/25/34 - 1/25/35)	476,646,667	475,000,000
2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $255,686,724, 0% - 3.05%, 3/1/05 - 5/26/05)	250,018,715	250,000,000
2.73%, dated 2/28/05 due 3/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $63,851,513, 3.46% - 4.59%, 6/1/34 - 7/25/34)	50,003,785	50,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Lehman Brothers, Inc. At 2.7%, dated 2/28/05 due 3/1/05 (Collateralized by Corporate Obligations with principal amounts of $100,509,000, 5.38% - 8%, 10/1/12 - 11/15/23)	$ 110,008,250	$ 110,000,000
TOTAL REPURCHASE AGREEMENTS		19,810,569,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $28,070,343,688)		28,070,343,688
NET OTHER ASSETS - (0.1)%		(29,988,039)
NET ASSETS - 100%		$ 28,040,355,649
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$14,355,768,000 due 3/1/05 at 2.64%
Banc of America Securities LLC.	$ 3,195,341,990
Bank of America, National Association	1,117,439,400
Barclays Capital Inc.	3,072,958,351
Countrywide Securities Corporation	251,423,865
Deutsche Bank Securities Inc.	139,679,925
Repurchase Agreement/ Counterparty	Value
Goldman, Sachs & Co.	$ 279,359,850
Morgan Stanley & Co. Incorporated.	2,388,526,718
UBS Securities LLC	3,911,037,901
$ 14,355,768,000

$27,109,000 due 3/1/05 at 2.65%
Merrill Lynch Government Securities, Inc.	$ 27,109,000

$77,173,000 due 3/1/05 at 2.65%
Banc of America Securities LLC.	$ 20,132,087
Credit Suisse First Boston LLC	40,264,174
Morgan Stanley & Co. Incorporated.	16,776,739
$ 77,173,000
Repurchase Agreement/ Counterparty	Value
$3,529,801,000 due 3/1/05 at 2.58%
Banc of America Securities LLC.	$ 290,106,959
BNP Paribas Securities Corp.	717,817,452
Credit Suisse First Boston LLC	493,181,831
Deutsche Bank Securities Inc.	435,160,439
Merrill Lynch Government Securities, Inc.	1,456,336,936
Morgan Stanley & Co. Incorporated.	136,386,244
UBS Securities LLC	811,139
$ 3,529,801,000

$226,718,000 due 3/1/05 at 2.59%
Banc of America Securities LLC.	$ 20,322,347
Barclays Capital Inc.	78,579,742
BNP Paribas Securities Corp.	89,418,327
State Street Bank and Trust Company	38,397,584
$ 226,718,000
Income Tax Information
At February 28, 2005, the aggregate cost of investment securities for federal income tax purposes was $28,070,343,688.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

February 28, 2005

TFC-QTLY-0405

1.814092.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Alabama - 3.8%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	$ 215,000	$ 215,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 1.8%, VRDN (a)	3,000,000	3,000,000
Jefferson County Ltd. Oblig. School Warrants Series B, 1.9% (AMBAC Insured), VRDN (a)	100,000	100,000
		3,315,000
Arizona - 1.3%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.9% (Liquidity Facility Citibank NA) (a)(b)	1,100,000	1,100,000
California - 7.1%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 B4, 1.8%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	2,500,000	2,500,000
Series B1, 1.76%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	2,000,000	2,000,000
California Gen. Oblig. Series 2004 A4, 1.78%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	600,000	600,000
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series Floaters 00 366, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	1,000,000	1,000,000
		6,100,000
Florida - 3.5%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.84%, VRDN (a)	3,000,000	3,000,000
Georgia - 8.2%
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.84%, LOC Bank of America NA, VRDN (a)	7,050,000	7,050,000
Illinois - 17.2%
Chicago Gen. Oblig. Participating VRDN Series Merlots B24, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,155,000	3,155,000
Illinois Dev. Fin. Auth. Rev. (Jewish Federation Metropolitan Chicago Projs.) 1.8% (AMBAC Insured), VRDN (a)	6,570,000	6,570,000
Illinois Fin. Auth. Rev. (Northwestern Memorial Proj.) Series B1, 1.79% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	1,700,000	1,700,000
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 04 49 Class A, 1.9% (Liquidity Facility Citibank NA) (a)(b)	3,400,000	3,400,000
		14,825,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - 5.8%
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper 04 E, 1.94% (Liquidity Facility Bank of New York, New York) (a)(b)	$ 5,000,000	$ 5,000,000
Iowa - 1.7%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.92%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Massachusetts - 3.5%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 1.82% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	2,350,000	2,350,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series D5, 1.78%, VRDN (a)	635,000	635,000
		2,985,000
Michigan - 3.3%
Saline Area Schools 1.85% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	2,200,000	2,200,000
Univ. of Michigan Univ. Revs. Series 1992 A, 1.83%, VRDN (a)	650,000	650,000
		2,850,000
New Mexico - 2.1%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 1.81%, VRDN (a)	1,800,000	1,800,000
New York - 5.6%
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.92%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	1,300,000	1,300,000
New York Transitional Fin. Auth. Rev. Series 2003 1D, 1.77% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,500,000	3,500,000
		4,800,000
Ohio - 6.8%
Columbus Gen. Oblig. Participating VRDN Series IXIS 05 2 Class A, 1.89% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(b)	2,555,000	2,555,000
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. 2002 Proj.) Series A, 1.83%, VRDN (a)	2,300,000	2,300,000
Ohio Poll. Cont. Rev. (Sohio Air Proj.) Series 1995, 1.79%, VRDN (a)	1,000,000	1,000,000
		5,855,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - 1.4%
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 1.81%, LOC BNP Paribas SA, VRDN (a)	$ 1,210,000	$ 1,210,000
Pennsylvania - 4.6%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.95%, VRDN (a)	600,000	600,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2000, 1.8% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	460,000	460,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,895,000	1,895,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 1.79% (MBIA Insured), VRDN (a)	1,000,000	1,000,000
		3,955,000
South Carolina - 1.1%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.92%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Tennessee - 1.5%
Sevier County Pub. Bldg. Auth. Rev. Series IV B6, 1.84% (FSA Insured), VRDN (a)	1,300,000	1,300,000
Texas - 16.2%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series B2, 1.8% (MBIA Insured), VRDN (a)	1,775,000	1,775,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.85% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) 1.8%, VRDN (a)	3,500,000	3,500,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 1.81%, VRDN (a)	2,700,000	2,700,000
Texas Gen. Oblig. Participating VRDN:
Series EGL 03 0026, 1.9% (Liquidity Facility Citibank NA, New York) (a)(b)	2,400,000	2,400,000
Series LB 04 L61J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	600,000	600,000
Series LB 04 L62J, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	600,000	600,000
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,295,000	2,295,000
		13,970,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 3.9%
Univ. of Virginia Univ. Revs. Series 2003 A, 1.84%, VRDN (a)	$ 3,400,000	$ 3,400,000
Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 917, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	500,000	500,000
Wyoming - 0.7%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.8%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	600,000	600,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $86,115,000)		86,115,000
NET OTHER ASSETS - 0.1%		94,500
NET ASSETS - 100%		$ 86,209,500
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $86,115,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005